Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of December 31, 2014 and 2013, consisted of following:

		Year Ended December 31,
(U.S. Dollars in thousands)	Vessel	2014	2013
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$212,142	$—
$20 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	20,000	—
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	135,625	—
$160 million loan facility	Fortaleza Knutsen & Recife Knutsen	—	132,425
$120 million loan facility	Bodil Knutsen	—	67,615
$85 million loan facility	Windsor Knutsen	—	52,400
$93 million loan facility	Carmen Knutsen	—	87,188
$117 million loan facility	Hilda Knutsen	86,724	—
$117 million loan facility	Torill Knutsen	87,960	—
$58.8 million loan facility	Dan Cisne	58,770	—
$12.0 million Seller’s Credit		12,000	—
$10.5 million Seller’s Credit		—	10,349

Total long-term debt		613,221	349,977

Less current installments		38,718	29,269
Less $12 million Seller’s Credit		12,000	—
Less $10.5 million Seller’s Credit		—	10,349

Long-term debt, excluding current installments and seller’s credit		$562,503	$310,359

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $613.2 million as of December 31, 2014 is repayable as follows:

Year Ending December 31,	U.S. Dollars in thousands
2015	$38,718
2016	39,018
2017	39,318
2018	174,887
2019	287,810
2020-2023	33,470

Total	$613,221